Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Beginning balance, shares	13,459,593	13,864,990
Share repurchase	(155,168)	(420,588)
Issued on redemption of non-management directors' DSUs, shares		15,228
Share consolidation adjustment		(37)
Ending balance, shares	13,304,425	13,459,593
Beginning balance	$ 2,285,738	$ 2,296,378
Share repurchase	(4,294)	(11,317)
Share issuance on redemption of non-management DSUs		677
Ending balance	$ 2,281,444	$ 2,285,738